Research and Development Expenses	12 Months Ended
Dec. 31, 2016
Research and Development [Abstract]
Research, Development, and Computer Software Disclosure [Text Block]
Note 11 – Research and Development Expenses

	Year ended December 31,
	2016	2015	2014
	(in thousands)
Chemistry and formulation studies	$1,802	$1,902	$3,923
Salaries	1,004	808	573
Stock-based compensation	757	111	–
Research and preclinical studies	924	637	865
Clinical studies	9,263	3,671	1,148
Regulatory and other expenses	521	500	155
	$14,271	$7,629	$6,664